Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Allowance for doubtful accounts beginning balance	(23)	(18)
Write-offs	24	17
Additions to allowance for doubtful accounts	(37)	(22)
Allowance for doubtful accounts ending balance	(36)	(23)